Quarterly Report
March 31, 2024
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Construction – 13.3%
American Homes 4 Rent, “A”, REIT	97,914	$3,601,277
AvalonBay Communities, Inc., REIT	8,912	1,653,711
Equity Lifestyle Properties, Inc., REIT	80,516	5,185,230
Essex Property Trust, Inc., REIT	13,878	3,397,473
Mid-America Apartment Communities, Inc., REIT	30,342	3,992,400
Sun Communities, Inc., REIT	34,703	4,462,112
		$22,292,203
Engineering - Construction – 2.0%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	527,786	$2,059,459
Prologis Property Mexico S.A. de C.V., REIT	316,794	1,386,504
		$3,445,963
Forest & Paper Products – 2.9%
Rayonier, Inc., REIT	76,085	$2,529,065
Weyerhaeuser Co., REIT	62,881	2,258,057
		$4,787,122
Medical & Health Technology & Services – 3.4%
Encompass Health Corp.	32,177	$2,657,177
Universal Health Services, Inc.	16,368	2,986,505
		$5,643,682
Printing & Publishing – 1.1%
Lamar Advertising Co., REIT	15,148	$1,808,823
Railroad & Shipping – 0.4%
Keisei Electric Railway Co. Ltd.	16,400	$667,245
Real Estate – 62.4%
Alexandria Real Estate Equities, Inc., REIT	29,643	$3,821,279
Big Yellow Group PLC, REIT	162,089	2,176,738
Boston Properties, Inc., REIT	44,911	2,933,138
Brixmor Property Group, Inc., REIT	149,693	3,510,301
Canadian Apartment Properties, REIT	56,962	1,955,013
CapitaLand India Trusts IEU, REIT	1,178,324	916,305
CapitaLand Investment Ltd.	785,100	1,558,280
CubeSmart, REIT	81,829	3,700,307
Derwent London PLC, REIT	30,561	836,253
Douglas Emmett, Inc., REIT	127,137	1,763,390
Extra Space Storage, Inc., REIT	39,043	5,739,321
Farmland Partners, Inc., REIT	72,459	804,295
Federal Realty Investment Trust, REIT	39,570	4,040,888
Goodman Group, REIT	255,550	5,630,351
Grainger PLC	706,713	2,299,518
Granite REIT	50,996	2,910,561
Japan Logistics Fund, Inc., REIT	847	1,533,642
Japan Metropolitan Fund Investment Corp., REIT	2,975	1,861,095
KATITAS Co. Ltd.	58,200	768,542
KDX Realty Investment Corp., REIT	724	759,009
Kimco Realty Corp., REIT	116,271	2,280,074
LEG Immobilien SE	10,188	874,690
Mitsubishi Estate Co. Ltd.	138,600	2,549,423
Mitsui Fudosan Co. Ltd.	651,900	7,094,763
National Storage, REIT	1,353,040	2,116,101
NNN REIT, Inc.	55,826	2,386,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Nomura Real Estate Holdings	47,000	$1,366,099
Parkway Real Estate LLC, REIT	310,200	804,073
Phillips Edison & Co., REIT	44,045	1,579,894
Prologis, Inc., REIT	116,908	15,223,760
PSP Swiss Property AG	17,931	2,350,107
Rexford Industrial Realty, Inc., REIT	55,229	2,778,019
Rural Funds Group, REIT	243,375	331,464
SEGRO PLC, REIT	241,288	2,752,447
Shaftesbury Capital PLC, REIT	899,592	1,638,411
Shurgard Self Storage Ltd., REIT	44,321	1,978,853
Sino Land Co. Ltd.	1,012,613	1,051,827
Star Asia Investment Corp., REIT	2,157	842,111
Unite Group PLC, REIT	145,688	1,798,347
Vonovia SE, REIT	102,397	3,026,905
		$104,341,597
Telecommunications - Wireless – 3.2%
Cellnex Telecom S.A.	58,640	$2,073,153
SBA Communications Corp., REIT	15,023	3,255,484
		$5,328,637
Telephone Services – 8.3%
Digital Realty Trust, Inc., REIT	11,638	$1,676,338
Equinix, Inc., REIT	12,719	10,497,372
Helios Towers PLC (a)	1,482,822	1,776,095
		$13,949,805
Total Common Stocks		$162,265,077
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	4,100,624	$4,101,445

Other Assets, Less Liabilities – 0.5%		861,203
Net Assets – 100.0%		$167,227,725
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,101,445 and $162,265,077, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$162,265,077	$—	$—	$162,265,077
Mutual Funds	4,101,445	—	—	4,101,445
Total	$166,366,522	$—	$—	$166,366,522
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,863	$12,224,725	$8,127,367	$(582)	$806	$4,101,445
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$45,055	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	63.2%
Japan	10.3%
United Kingdom	7.9%
Australia	4.8%
Canada	2.9%
Germany	2.3%
Mexico	2.1%
Singapore	2.0%
Switzerland	1.4%
Other Countries	3.1%
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